11. SUPPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Schedule of cash paid
	YEARS ENDED DECEMBER 31,
	2013	2012

Interest	$58,803	$62,689

Income Taxes	$–	$–